Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FAIRHOLME FUNDS INC
Prospectus Date	rr_ProspectusDate	Apr. 01, 2013
The Fairholme Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE FAIRHOLME ALLOCATION FUND (“The Allocation Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Allocation Fund seeks long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of The Allocation Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees Paid Directly From Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses That You Pay Each Year As A Percentage Of The Value Of Your Investment In The Allocation Fund)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Allocation Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Allocation Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect The Allocation Fund’s performance. During the most recent fiscal year, The Allocation Fund’s portfolio turnover rate was 26.96% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.96%
Annual Fund Operating Expenses Footnotes [Text Block]	ffi1_AnnualFundOperatingExpensesFootnotesTextBlock	“Other Expenses” include acquired fund fees and expenses, which are incurred indirectly by The Allocation Fund as a result of investing in securities of one or more investment companies. Please note that the Total Annual Fund Operating Expenses in the table above may not correlate to the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this Prospectus.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the Total Annual Fund Operating Expenses in the table above may not correlate to the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this Prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in The Allocation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in The Allocation Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that The Allocation Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Allocation Fund seeks long-term total return from capital appreciation and income. Fairholme Capital Management, L.L.C. (the “Manager”), the investment adviser to The Allocation Fund, attempts, under normal circumstances, to achieve The Allocation Fund’s investment objective by investing opportunistically in a focused portfolio of investments in the equity, fixed-income and cash and cash-equivalent asset classes. The proportion of The Allocation Fund’s portfolio invested in each asset class will vary from time to time based on the Manager’s assessment of relative fundamental values of securities and other investments in the class, the attractiveness of investment opportunities within each asset class, general market and economic conditions, and expected future returns of investments.

The Allocation Fund may invest in any, all or none of the targeted asset classes at any given time. There is no limitation on the amount of The Allocation Fund’s portfolio that may be allocated to any one of these asset classes. The Allocation Fund may maintain a significant portion of its assets in cash and cash-equivalent securities and investments.

In addition, The Allocation Fund may invest in securities and other investments without regard to the jurisdictions in which the issuers of the securities are organized or situated and without regard to the market capitalizations or sectors of the issuers. The Allocation Fund may also invest in securities without regard to maturity or the rating of the issuer of the security. The Allocation Fund may invest, for example, without limit in lower-rated securities (or “junk bonds”), which are those securities rated below “Baa” by Moody’s Investors Service, Inc. (“Moody’s”) or below “BBB” by Standard & Poor’s Ratings Services (“S&P”) or that have comparable ratings from other nationally recognized statistical rating organizations (“NRSROs”) or, if unrated, are determined to be comparable to lower-rated debt securities by the Manager.

The Allocation Fund may also use other investment strategies and invest its assets in other types of investments, which are described in the section in this Prospectus entitled “Additional Information about the Funds’ Investments and Risks,” and in The Allocation Fund’s Statement of Additional Information (“SAI”).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in The Allocation Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	General Risks. All investments are subject to inherent risks, and an investment in The Allocation Fund is no exception. Accordingly, you may lose money by investing in The Allocation Fund. Markets can trade in random or cyclical price patterns, and prices can fall over time. The value of The Allocation Fund’s investments will fluctuate as markets fluctuate and could decline over short-or long-term periods.

Allocation Risk. The allocation of investments among the different asset classes, such as equity or fixed-income asset classes, may have a more significant effect on The Allocation Fund’s NAV when one of these classes is performing more poorly than others.

Equity Risk. The Allocation Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of The Allocation Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Focused Portfolio and Non-Diversification Risks. The Allocation Fund may have more volatility and is considered to have more risk than a fund that invests in securities of a greater number of issuers because changes in the value of a single issuer’s security may have a more significant effect, either negative or positive, on The Allocation Fund’s net asset value (“NAV”). To the extent that The Allocation Fund invests its assets in the securities of fewer issuers, The Allocation Fund will be subject to greater risk of loss if any of those securities decreases in value or becomes impaired. To the extent that The Allocation Fund’s investments are focused in a particular issuer, region, country, market, industry, asset class or other category, The Allocation Fund may be susceptible to loss due to adverse occurrences affecting that issuer, region, country, market, industry, asset class or other category.

Interest Rate Risk. The Allocation Fund’s investments are subject to interest rate risk, which is the risk that the value of a security will decline because of a change in general interest rates. Investments subject to interest rate risk will usually decrease in value when interest rates rise and rise in value when interest rates decline. Also, securities with long maturities typically experience a more pronounced change in value when interest rates change.

Credit Risk. The Allocation Fund’s investments are subject to credit risk. An issuer’s credit quality depends on its ability to pay interest on and repay its debt and other obligations. Defaulted securities (or those expected to default) are subject to additional risks in that the securities may become subject to a plan or reorganization that can diminish or eliminate their value. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security. The Manager does not rely solely on third party credit ratings to select The Allocation Fund’s portfolio securities.

Small- to Medium-Capitalization Risk. Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- to mid-cap companies may have additional risks because, among other things, these companies have limited product lines, markets or financial resources.

Prepayment Risk. The Allocation Fund’s investments may be subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a security can be difficult to predict and result in greater volatility.

Inflation Risk. This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of The Allocation Fund’s assets can decline as can the value of The Allocation Fund’s distributions. This risk increases as The Allocation Fund invests a greater portion of its assets in fixed-income securities with longer maturities.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing The Allocation Fund from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk.

An investment in The Allocation Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Further discussion about other risks of investing in The Allocation Fund may be found in the section in this Prospectus entitled “Additional Information about the Funds’ Investments and Risks,” and in The Allocation Fund’s SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	All investments are subject to inherent risks, and an investment in The Allocation Fund is no exception. Accordingly, you may lose money by investing in The Allocation Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Focused Portfolio and Non-Diversification Risks. The Allocation Fund may have more volatility and is considered to have more risk than a fund that invests in securities of a greater number of issuers because changes in the value of a single issuer’s security may have a more significant effect, either negative or positive, on The Allocation Fund’s net asset value (“NAV”). To the extent that The Allocation Fund invests its assets in the securities of fewer issuers, The Allocation Fund will be subject to greater risk of loss if any of those securities decreases in value or becomes impaired. To the extent that The Allocation Fund’s investments are focused in a particular issuer, region, country, market, industry, asset class or other category, The Allocation Fund may be susceptible to loss due to adverse occurrences affecting that issuer, region, country, market, industry, asset class or other category.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in The Allocation Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table set out below show The Allocation Fund’s historical performance since it commenced operations on December 31, 2010, and provide some indication of the risks of investing in The Allocation Fund by showing changes in The Allocation Fund’s performance from year to year and by showing how The Allocation Fund’s average annual total returns for the 1-year period and since inception compare to the performance of the Barclays Capital U.S. Aggregate Bond Index and the S&P 500 Index. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages, and U.S. Treasury and government agency issues with at least one year to maturity. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization. The S&P 500 Index assumes reinvestment of all dividends and distributions. Because indices cannot be invested in directly, these index returns do not reflect a deduction for fees, expenses or taxes. The Allocation Fund’s past performance (before and after taxes) may not be an indication of how The Allocation Fund will perform in the future. Updated performance information for The Allocation Fund may be obtained by visiting www.fairholmefunds.com or by calling 1-866-202-2263.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table set out below show The Allocation Fund’s historical performance since it commenced operations on December 31, 2010, and provide some indication of the risks of investing in The Allocation Fund by showing changes in The Allocation Fund’s performance from year to year and by showing how The Allocation Fund’s average annual total returns for the 1-year period and since inception compare to the performance of the Barclays Capital U.S. Aggregate Bond Index and the S&P 500 Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-202-2263
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fairholmefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Allocation Fund’s past performance (before and after taxes) may not be an indication of how The Allocation Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns for The Allocation Fund for the Last 2 Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter - 1st Qtr 2012: +18.37%	Worst Quarter - 3rd Qtr 2011: -18.96%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for The Allocation Fund (for the period ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The theoretical “after-tax” returns shown in the table are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual “after-tax” returns depend on your personal tax situation and may differ from the returns shown above. Also, “after-tax” return information is not relevant to shareholders who hold Allocation Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The “after-tax” returns shown in the table reflect past tax effects and are not predictive of future tax effects.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The theoretical “after-tax” returns shown in the table are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Your actual “after-tax” returns depend on your personal tax situation and may differ from the returns shown above. Also, “after-tax” return information is not relevant to shareholders who hold Allocation Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The “after-tax” returns shown in the table reflect past tax effects and are not predictive of future tax effects.
The Fairholme Allocation Fund | The Fairholme Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of amount reinvested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee Paid	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	558
10 Years	rr_ExpenseExampleYear10	1,236
2011	rr_AnnualReturn2011	(14.00%)
2012	rr_AnnualReturn2012	9.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.96%)
1 Year	rr_AverageAnnualReturnYear01	9.54%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.94%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
The Fairholme Allocation Fund | Return After Taxes on Distributions | The Fairholme Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.44%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.99%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
The Fairholme Allocation Fund | Return After Taxes on Distributions and Sale | The Fairholme Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.34%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.49%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010	[2]
The Fairholme Allocation Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
Since Inception	rr_AverageAnnualReturnSinceInception	6.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
The Fairholme Allocation Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	8.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010

[1]	to the Fund (as a percentage of amount redeemed within 60 days of purchase, if applicable)
[2]	of The Allocation Fund Shares